AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks
Aerospace & Defense — 0.9%
BWX Technologies, Inc.	55,797	$3,005,226
Hexcel Corp.*(a)	48,999	2,910,051
Triumph Group, Inc.*	32,300	601,749
		6,517,026
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.*	14,300	1,168,024
Echo Global Logistics, Inc.*	9,797	467,415
Forward Air Corp.	2,200	182,644
Hub Group, Inc. (Class A Stock)*	18,525	1,273,594
Radiant Logistics, Inc.*	48,800	311,832
		3,403,509
Airlines — 0.4%
Hawaiian Holdings, Inc.*	31,475	681,748
Spirit Airlines, Inc.*(a)	93,100	2,415,014
		3,096,762
Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc.*	79,800	703,038
Dana, Inc.	115,475	2,568,164
Dorman Products, Inc.*	23,933	2,265,737
Goodyear Tire & Rubber Co. (The)*	371,715	6,579,356
		12,116,295
Banks — 15.2%
1st Source Corp.	3,075	145,263
Amalgamated Financial Corp.	34,850	551,327
Ameris Bancorp	39,030	2,024,876
Associated Banc-Corp.	21,500	460,530
Banc of California, Inc.	9,600	177,504
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	163,048	5,789,835
BankUnited, Inc.	149,203	6,239,669
Banner Corp.	8,275	456,863
Bar Harbor Bankshares	31,950	896,198
Berkshire Hills Bancorp, Inc.	87,654	2,364,905
Business First Bancshares, Inc.	21,125	494,114
Capital Bancorp, Inc.	8,150	196,089
Capstar Financial Holdings, Inc.	19,975	424,269
Cathay General Bancorp	11,175	462,533
CIT Group, Inc.	18,400	955,880
Community Trust Bancorp, Inc.	8,896	374,522
ConnectOne Bancorp, Inc.	83,400	2,502,834
CrossFirst Bankshares, Inc.*	6,900	89,700
Customers Bancorp, Inc.*	87,240	3,753,065
Dime Community Bancshares, Inc.	30,097	982,968
Enterprise Financial Services Corp.	9,066	410,508
FB Financial Corp.	3,535	151,581
Financial Institutions, Inc.	28,350	868,928
First Bancorp	8,625	370,961
First BanCorp (Puerto Rico)	196,000	2,577,400
First Commonwealth Financial Corp.	29,800	406,174
First Financial Corp.	4,950	208,148
First Horizon Corp.	126,417	2,059,333
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First Internet Bancorp	12,300	$383,514
First Midwest Bancorp, Inc.	72,500	1,378,225
Flushing Financial Corp.	9,375	211,875
FNB Corp.(a)	404,714	4,702,777
Great Southern Bancorp, Inc.	27,425	1,503,164
Hancock Whitney Corp.	72,300	3,406,776
Hanmi Financial Corp.	83,800	1,681,028
HBT Financial, Inc.	20,000	311,000
Heritage Commerce Corp.	13,200	153,516
Hilltop Holdings, Inc.	80,775	2,638,919
HomeTrust Bancshares, Inc.	7,550	211,249
Independent Bank Corp.	28,425	610,569
Investors Bancorp, Inc.	146,350	2,211,349
Metropolitan Bank Holding Corp.*	2,600	219,180
Midland States Bancorp, Inc.	6,650	164,455
MVB Financial Corp.	1,041	44,586
Northrim BanCorp, Inc.	5,175	219,989
OceanFirst Financial Corp.	99,450	2,129,225
OFG Bancorp (Puerto Rico)	9,250	233,285
Old National Bancorp(a)	295,200	5,003,640
Old Second Bancorp, Inc.	22,050	287,973
Origin Bancorp, Inc.	5,400	228,690
Orrstown Financial Services, Inc.	11,475	268,515
PacWest Bancorp	109,934	4,982,209
Peapack-Gladstone Financial Corp.	26,700	890,712
Peoples Bancorp, Inc.	2,863	90,499
Pinnacle Financial Partners, Inc.	81,592	7,676,175
QCR Holdings, Inc.	5,200	267,488
RBB Bancorp	7,100	178,991
Republic Bancorp, Inc. (Class A Stock)	4,696	237,852
Sierra Bancorp	7,975	193,633
SmartFinancial, Inc.	18,800	485,980
Sterling Bancorp	271,990	6,788,870
TriCo Bancshares	9,625	417,725
TriState Capital Holdings, Inc.*	5,825	123,199
Umpqua Holdings Corp.	336,588	6,815,907
United Community Banks, Inc.	88,100	2,891,442
Univest Financial Corp.	101,278	2,774,004
Valley National Bancorp	70,000	931,700
Veritex Holdings, Inc.	56,226	2,213,055
Western Alliance Bancorp	67,877	7,386,375
Wintrust Financial Corp.	32,790	2,635,332
		112,580,624
Beverages — 0.3%
MGP Ingredients, Inc.(a)	32,662	2,126,296
Biotechnology — 3.1%
Acceleron Pharma, Inc.*	9,200	1,583,320
Akebia Therapeutics, Inc.*(a)	286,600	825,408
Akero Therapeutics, Inc.*(a)	19,925	445,324
Arena Pharmaceuticals, Inc.*	58,000	3,453,900
BioCryst Pharmaceuticals, Inc.*(a)	48,175	692,275
Bluebird Bio, Inc.*	46,500	888,615
Century Therapeutics, Inc.*(a)	40,500	1,018,980
Eagle Pharmaceuticals, Inc.*	24,400	1,361,032
FibroGen, Inc.*(a)	48,400	494,648
Frequency Therapeutics, Inc.*	99,400	701,764
A1

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Jounce Therapeutics, Inc.*	133,600	$992,648
Karyopharm Therapeutics, Inc.*(a)	109,725	638,599
MacroGenics, Inc.*	42,200	883,668
Myriad Genetics, Inc.*	19,700	636,113
Scholar Rock Holding Corp.*(a)	52,750	1,741,805
Spectrum Pharmaceuticals, Inc.*	239,800	522,764
Spero Therapeutics, Inc.*(a)	64,440	1,186,340
Taysha Gene Therapies, Inc.*(a)	36,400	677,768
Travere Therapeutics, Inc.*	76,800	1,862,400
Turning Point Therapeutics, Inc.*	22,300	1,481,389
Vera Therapeutics, Inc.*	51,500	893,525
		22,982,285
Building Products — 1.0%
Builders FirstSource, Inc.*	27,893	1,443,184
Cornerstone Building Brands, Inc.*	22,900	334,569
Gibraltar Industries, Inc.*	4,800	334,320
Masonite International Corp.*	36,604	3,884,783
Quanex Building Products Corp.	21,350	457,103
Resideo Technologies, Inc.*	4,200	104,118
UFP Industries, Inc.	7,500	509,850
		7,067,927
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc. (Class A Stock)	5,300	259,276
Cowen, Inc. (Class A Stock)(a)	25,900	888,629
Donnelley Financial Solutions, Inc.*	60,700	2,101,434
Federated Hermes, Inc.	21,900	711,750
Hercules Capital, Inc.(a)	260,600	4,328,566
Piper Sandler Cos.	5,575	771,914
Stifel Financial Corp.	19,125	1,299,735
Virtus Investment Partners, Inc.	3,800	1,179,216
		11,540,520
Chemicals — 3.1%
AdvanSix, Inc.*	4,200	166,950
Avient Corp.	39,325	1,822,714
Cabot Corp.	37,520	1,880,502
Ecovyst, Inc.	15,900	185,394
FutureFuel Corp.	23,075	164,525
HB Fuller Co.	22,600	1,459,056
Ingevity Corp.*	33,382	2,382,473
Innospec, Inc.	21,686	1,826,395
Koppers Holdings, Inc.*	19,300	603,318
Livent Corp.*(a)	222,548	5,143,084
Minerals Technologies, Inc.	15,625	1,091,250
Orion Engineered Carbons SA (Germany)*	22,600	411,998
Trinseo SA	16,475	889,321
Tronox Holdings PLC (Class A Stock)	77,350	1,906,678
Valvoline, Inc.	85,107	2,653,636
		22,587,294
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	79,100	3,560,291
ACCO Brands Corp.	136,525	1,172,750
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Clean Harbors, Inc.*	50,861	$5,282,932
Harsco Corp.*	117,447	1,990,727
Heritage-Crystal Clean, Inc.*	4,400	127,512
Herman Miller, Inc.	39,104	1,472,656
HNI Corp.	8,100	297,432
KAR Auction Services, Inc.*	6,700	109,813
SP Plus Corp.*	11,100	340,437
Steelcase, Inc. (Class A Stock)	56,500	716,420
Team, Inc.*	23,000	69,230
		15,140,200
Communications Equipment — 1.1%
EchoStar Corp. (Class A Stock)*(a)	25,700	655,607
Harmonic, Inc.*	315,007	2,756,311
KVH Industries, Inc.*	11,225	108,097
Viavi Solutions, Inc.*	308,219	4,851,367
		8,371,382
Construction & Engineering — 1.8%
API Group Corp., 144A*	53,300	1,084,655
Argan, Inc.	50,043	2,185,378
EMCOR Group, Inc.	37,712	4,351,211
Great Lakes Dredge & Dock Corp.*	57,525	868,052
MasTec, Inc.*	18,450	1,591,866
Matrix Service Co.*	36,150	378,129
Primoris Services Corp.	46,000	1,126,540
Sterling Construction Co., Inc.*	41,400	938,538
Tutor Perini Corp.*	71,075	922,553
		13,446,922
Construction Materials — 0.0%
Summit Materials, Inc. (Class A Stock)*	3,900	124,683
Consumer Finance — 0.7%
Navient Corp.	150,000	2,959,500
Nelnet, Inc. (Class A Stock)	5,400	427,896
Oportun Financial Corp.*	27,400	685,822
PROG Holdings, Inc.(a)	18,000	756,180
		4,829,398
Containers & Packaging — 0.8%
Greif, Inc. (Class A Stock)	13,650	881,790
Myers Industries, Inc.	4,200	82,194
O-I Glass, Inc.*	229,814	3,279,446
Silgan Holdings, Inc.	46,900	1,799,084
		6,042,514
Diversified Consumer Services — 0.1%
American Public Education, Inc.*	5,750	147,257
Houghton Mifflin Harcourt Co.*	10,725	144,037
WW International, Inc.*(a)	27,425	500,506
		791,800
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	16,725	371,797
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	11,100	520,035
Cogent Communications Holdings, Inc.	20,041	1,419,705

A2

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Liberty Latin America Ltd. (Chile) (Class A Stock)*	75,875	$992,445
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	59,685	783,067
		3,715,252
Electric Utilities — 2.0%
ALLETE, Inc.	19,400	1,154,688
IDACORP, Inc.	46,484	4,805,516
Portland General Electric Co.	173,540	8,154,644
Via Renewables, Inc.(a)	41,525	423,140
		14,537,988
Electrical Equipment — 1.2%
American Superconductor Corp.*	43,100	628,398
Bloom Energy Corp. (Class A Stock)*	9,200	172,224
Powell Industries, Inc.	14,625	359,336
Regal Beloit Corp.(a)	48,792	7,335,390
Thermon Group Holdings, Inc.*	20,300	351,393
		8,846,741
Electronic Equipment, Instruments & Components — 2.3%
Belden, Inc.	44,577	2,597,056
Benchmark Electronics, Inc.	51,850	1,384,914
Fabrinet (Thailand)*	10,100	1,035,351
II-VI, Inc.*(a)	23,100	1,371,216
Rogers Corp.*	23,125	4,312,350
Sanmina Corp.*	60,093	2,315,984
ScanSource, Inc.*	31,800	1,106,322
TTM Technologies, Inc.*	85,500	1,074,735
Vishay Intertechnology, Inc.(a)	104,100	2,091,369
		17,289,297
Energy Equipment & Services — 1.4%
Cactus, Inc. (Class A Stock)	98,066	3,699,049
ChampionX Corp.*	75,800	1,694,888
Helmerich & Payne, Inc.	66,931	1,834,579
Liberty Oilfield Services, Inc. (Class A Stock)*(a)	21,700	263,221
National Energy Services Reunited Corp.*	21,900	274,188
NexTier Oilfield Solutions, Inc.*	133,975	616,285
Oceaneering International, Inc.*	9,900	131,868
Oil States International, Inc.*	18,400	117,576
Patterson-UTI Energy, Inc.	9,600	86,400
ProPetro Holding Corp.*	12,000	103,800
Select Energy Services, Inc. (Class A Stock)*	267,811	1,389,939
		10,211,793
Entertainment — 0.8%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	71,400	2,717,484
Cinemark Holdings, Inc.*(a)	95,300	1,830,713
IMAX Corp.*(a)	90,100	1,710,098
		6,258,295
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust	6,075	$123,991
Agree Realty Corp.	28,000	1,854,440
Alexander & Baldwin, Inc.	50,425	1,181,962
American Assets Trust, Inc.	8,000	299,360
American Campus Communities, Inc.	60,586	2,935,392
American Finance Trust, Inc.	30,025	241,401
Apple Hospitality REIT, Inc.	107,000	1,683,110
Armada Hoffler Properties, Inc.	45,225	604,658
Broadstone Net Lease, Inc.(a)	37,800	937,818
CareTrust REIT, Inc.	28,600	581,152
CatchMark Timber Trust, Inc. (Class A Stock)	40,575	481,625
Centerspace	7,100	670,950
Chatham Lodging Trust*	12,900	158,025
City Office REIT, Inc.	65,775	1,174,742
Columbia Property Trust, Inc.	164,183	3,122,761
CorePoint Lodging, Inc.*	9,625	149,188
Corporate Office Properties Trust	70,389	1,899,095
Cousins Properties, Inc.	26,214	977,520
DiamondRock Hospitality Co.*	138,350	1,307,407
DigitalBridge Group, Inc.*(a)	242,400	1,461,672
Essential Properties Realty Trust, Inc.	19,200	536,064
First Industrial Realty Trust, Inc.	12,875	670,530
Four Corners Property Trust, Inc.	31,800	854,148
Getty Realty Corp.	18,900	553,959
Gladstone Commercial Corp.	47,450	997,874
Global Medical REIT, Inc.	9,350	137,445
Global Net Lease, Inc.	54,700	876,294
Healthcare Realty Trust, Inc.	35,600	1,060,168
Highwoods Properties, Inc.	14,150	620,619
Independence Realty Trust, Inc.(a)	40,800	830,280
Industrial Logistics Properties Trust	10,400	264,264
Innovative Industrial Properties, Inc.(a)	2,000	462,340
Kite Realty Group Trust(a)	45,750	931,470
Lexington Realty Trust(a)	182,173	2,322,706
Paramount Group, Inc.	60,000	539,400
Phillips Edison & Co., Inc.(a)	13,200	405,372
Physicians Realty Trust	64,275	1,132,526
Piedmont Office Realty Trust, Inc. (Class A Stock)	24,200	421,806
Plymouth Industrial REIT, Inc.	20,300	461,825
PotlatchDeltic Corp.	45,900	2,367,522
Retail Opportunity Investments Corp.	71,600	1,247,272
Retail Properties of America, Inc. (Class A Stock)	64,125	825,930
RLJ Lodging Trust	18,547	275,608
Ryman Hospitality Properties, Inc.*	3,900	326,430
Sabra Health Care REIT, Inc.	102,325	1,506,224
SITE Centers Corp.	72,600	1,120,944
STAG Industrial, Inc.	76,150	2,988,887
Summit Hotel Properties, Inc.*	56,200	541,206
Sunstone Hotel Investors, Inc.*	144,102	1,720,578
UMH Properties, Inc.	32,700	748,830
Urban Edge Properties	34,475	631,237
Urstadt Biddle Properties, Inc. (Class A Stock)	12,400	234,732
Ventas, Inc.	1	55

A3

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Xenia Hotels & Resorts, Inc.*	69,425	$1,231,599
		51,692,413
Food & Staples Retailing — 1.0%
Andersons, Inc. (The)	5,000	154,150
Performance Food Group Co.*	33,003	1,533,319
Rite Aid Corp.*(a)	138,375	1,964,925
SpartanNash Co.(a)	52,600	1,151,940
Sprouts Farmers Market, Inc.*(a)	72,500	1,679,825
United Natural Foods, Inc.*	11,500	556,830
		7,040,989
Food Products — 3.1%
Bunge Ltd.	5,200	422,864
Cal-Maine Foods, Inc.(a)	35,766	1,293,298
Darling Ingredients, Inc.*	57,100	4,105,490
Hain Celestial Group, Inc. (The)*	32,278	1,380,853
Hostess Brands, Inc.*(a)	364,557	6,332,355
Ingredion, Inc.	51,560	4,589,356
Seneca Foods Corp. (Class A Stock)*	7,900	380,938
TreeHouse Foods, Inc.*(a)	106,983	4,266,482
		22,771,636
Gas Utilities — 1.4%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)(a)	15,900	952,092
New Jersey Resources Corp.	17,600	612,656
Southwest Gas Holdings, Inc.	30,375	2,031,480
Spire, Inc.	107,134	6,554,458
		10,150,686
Health Care Equipment & Supplies — 1.7%
Envista Holdings Corp.*	91,013	3,805,253
Integra LifeSciences Holdings Corp.*	46,190	3,163,091
Lantheus Holdings, Inc.*	90,100	2,313,768
NuVasive, Inc.*	35,402	2,118,810
Orthofix Medical, Inc.*	8,425	321,161
Talis Biomedical Corp.*(a)	6,900	43,125
Utah Medical Products, Inc.	6,000	557,040
		12,322,248
Health Care Providers & Services — 2.0%
AdaptHealth Corp.*	57,100	1,329,859
Apria, Inc.*	34,800	1,292,820
MEDNAX, Inc.*	57,425	1,632,593
ModivCare, Inc.*	14,141	2,568,288
National HealthCare Corp.	13,325	932,484
Option Care Health, Inc.*	39,300	953,418
Owens & Minor, Inc.	28,900	904,281
Surgery Partners, Inc.*(a)	33,225	1,406,746
Tenet Healthcare Corp.*(a)	56,550	3,757,182
Tivity Health, Inc.*	6,675	153,926
		14,931,597
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.*(a)	36,500	488,005
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
NextGen Healthcare, Inc.*	105,900	$1,493,190
		1,981,195
Hotels, Restaurants & Leisure — 0.3%
Dine Brands Global, Inc.*	9,200	747,132
RCI Hospitality Holdings, Inc.	10,000	685,100
Scientific Games Corp.*(a)	7,800	647,946
		2,080,178
Household Durables — 0.3%
Lifetime Brands, Inc.	45,200	822,188
Tri Pointe Homes, Inc.*	19,300	405,686
Tupperware Brands Corp.*(a)	8,500	179,520
Universal Electronics, Inc.*	15,950	785,537
		2,192,931
Household Products — 0.8%
Central Garden & Pet Co. (Class A Stock)*	40,675	1,749,025
Energizer Holdings, Inc.(a)	33,520	1,308,956
Spectrum Brands Holdings, Inc.	28,071	2,685,553
		5,743,534
Independent Power & Renewable Electricity Producers — 0.7%
Brookfield Renewable Corp. (Class A Stock)	6,000	232,860
Clearway Energy, Inc. (Class A Stock)	53,025	1,495,305
Clearway Energy, Inc. (Class C Stock)	39,025	1,181,287
Sunnova Energy International, Inc.*(a)	16,700	550,098
Vistra Corp.	83,958	1,435,682
		4,895,232
Insurance — 1.7%
American Equity Investment Life Holding Co.	32,200	952,154
Argo Group International Holdings Ltd.	18,625	972,598
CNO Financial Group, Inc.	37,175	875,100
First American Financial Corp.	16,250	1,089,562
Hanover Insurance Group, Inc. (The)	34,840	4,515,961
Heritage Insurance Holdings, Inc.	23,700	161,397
Horace Mann Educators Corp.	7,100	282,509
Kemper Corp.	17,341	1,158,205
ProAssurance Corp.	14,300	340,054
Selective Insurance Group, Inc.	9,700	732,641
Stewart Information Services Corp.	28,700	1,815,562
		12,895,743
Interactive Media & Services — 0.5%
Cars.com, Inc.*	99,100	1,253,615
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	755,190	2,333,537
		3,587,152
Internet & Direct Marketing Retail — 0.1%
Overstock.com, Inc.*(a)	7,800	607,776
IT Services — 0.9%
BM Technologies, Inc.*(a)	19,334	172,072

A4

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
ExlService Holdings, Inc.*	22,564	$2,778,080
Rackspace Technology, Inc.*(a)	158,819	2,258,406
StarTek, Inc.*	100,900	555,959
Unisys Corp.*	43,100	1,083,534
		6,848,051
Leisure Products — 0.5%
Callaway Golf Co.*	48,811	1,348,648
Vista Outdoor, Inc.*	52,605	2,120,507
		3,469,155
Machinery — 4.9%
Altra Industrial Motion Corp.	68,724	3,803,873
Barnes Group, Inc.	18,300	763,659
CIRCOR International, Inc.*	51,275	1,692,588
Columbus McKinnon Corp.	15,675	757,886
Enerpac Tool Group Corp.	75,099	1,556,802
EnPro Industries, Inc.	52,096	4,538,604
Gates Industrial Corp. PLC*	28,489	463,516
Hillenbrand, Inc.	32,544	1,388,002
ITT, Inc.	55,570	4,770,129
Manitowoc Co., Inc. (The)*	34,825	745,952
Meritor, Inc.*	46,500	990,915
Mueller Industries, Inc.	2,450	100,695
Rexnord Corp.	42,033	2,702,302
SPX FLOW, Inc.	43,599	3,187,087
Standex International Corp.	33,017	3,265,711
Terex Corp.	45,775	1,927,127
Wabash National Corp.	14,900	225,437
Watts Water Technologies, Inc. (Class A Stock)	20,000	3,361,800
		36,242,085
Marine — 0.3%
Costamare, Inc. (Monaco)	140,225	2,172,085
Media — 1.8%
AMC Networks, Inc. (Class A Stock)*	15,450	719,816
EW Scripps Co. (The) (Class A Stock)	86,525	1,562,641
Gray Television, Inc.	43,975	1,003,509
Magnite, Inc.*(a)	44,000	1,232,000
Sinclair Broadcast Group, Inc. (Class A Stock)	56,091	1,776,963
TEGNA, Inc.	343,736	6,778,474
		13,073,403
Metals & Mining — 1.0%
Alcoa Corp.*(a)	18,100	885,814
Allegheny Technologies, Inc.*(a)	34,300	570,409
Arconic Corp.*	49,900	1,573,846
Cleveland-Cliffs, Inc.*(a)	36,300	719,103
Commercial Metals Co.	34,242	1,043,011
Hecla Mining Co.	31,700	174,350
Kaiser Aluminum Corp.	9,200	1,002,432
SunCoke Energy, Inc.	87,675	550,599
United States Steel Corp.(a)	8,100	177,957
Warrior Met Coal, Inc.	22,425	521,830
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Worthington Industries, Inc.	4,175	$220,023
		7,439,374
Mortgage Real Estate Investment Trusts (REITs) — 2.6%
Apollo Commercial Real Estate Finance, Inc.	25,950	384,839
Ares Commercial Real Estate Corp.	38,200	576,056
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	45,200	1,370,464
BrightSpire Capital, Inc.	9,850	92,492
Chimera Investment Corp.(a)	335,827	4,987,031
Dynex Capital, Inc.(a)	91,100	1,574,208
Ellington Financial, Inc.	50,350	920,901
Granite Point Mortgage Trust, Inc.	14,300	188,331
Great Ajax Corp.(a)	5,300	71,497
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	24,500	1,310,260
KKR Real Estate Finance Trust, Inc.(a)	48,425	1,021,767
Ladder Capital Corp.	111,750	1,234,837
MFA Financial, Inc.	175,700	802,949
PennyMac Mortgage Investment Trust	39,675	781,201
Ready Capital Corp.	46,700	673,881
Redwood Trust, Inc.	146,125	1,883,551
TPG RE Finance Trust, Inc.	84,400	1,044,872
		18,919,137
Multiline Retail — 0.6%
Big Lots, Inc.(a)	17,600	763,136
Dillard’s, Inc. (Class A Stock)(a)	2,600	448,552
Macy’s, Inc.	158,800	3,588,880
		4,800,568
Multi-Utilities — 0.5%
Black Hills Corp.(a)	46,905	2,943,758
NorthWestern Corp.	8,225	471,292
		3,415,050
Oil, Gas & Consumable Fuels — 3.3%
Antero Resources Corp.*	134,800	2,535,588
Arch Resources, Inc.*(a)	11,100	1,029,525
Berry Corp.	133,325	961,273
CNX Resources Corp.*(a)	29,600	373,552
CVR Energy, Inc.	50,650	843,829
Delek US Holdings, Inc.*	26,006	467,328
Falcon Minerals Corp.	77,800	365,660
Green Plains, Inc.*(a)	37,300	1,217,845
Magnolia Oil & Gas Corp. (Class A Stock)(a)	77,725	1,382,728
Matador Resources Co.(a)	28,900	1,099,356
Oasis Petroleum, Inc.	3,000	298,260
Ovintiv, Inc.	123,400	4,057,392
PDC Energy, Inc.	130,583	6,188,328
Range Resources Corp.*(a)	92,600	2,095,538
Renewable Energy Group, Inc.*	5,800	291,160
REX American Resources Corp.*	2,100	167,727
Southwestern Energy Co.*	134,600	745,684
		24,120,773

A5

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Paper & Forest Products — 0.4%
Domtar Corp.*	15,300	$834,462
Glatfelter Corp.	12,565	177,166
Louisiana-Pacific Corp.	6,100	374,357
Neenah, Inc.	7,500	349,575
Schweitzer-Mauduit International, Inc.	27,372	948,714
Verso Corp. (Class A Stock)	30,325	629,244
		3,313,518
Personal Products — 0.4%
BellRing Brands, Inc. (Class A Stock)*(a)	42,400	1,303,800
Edgewell Personal Care Co.(a)	29,150	1,058,145
Honest Co., Inc. (The)*(a)	28,967	300,677
		2,662,622
Pharmaceuticals — 1.3%
ANI Pharmaceuticals, Inc.*	19,100	626,862
Kala Pharmaceuticals, Inc.*(a)	31,150	81,613
Lannett Co., Inc.*(a)	185,747	557,241
NGM Biopharmaceuticals, Inc.*	54,800	1,151,896
Prestige Consumer Healthcare, Inc.*	78,597	4,410,078
Revance Therapeutics, Inc.*	20,300	565,558
Theravance Biopharma, Inc.*	133,000	984,200
WaVe Life Sciences Ltd.*	65,200	319,480
Zogenix, Inc.*	64,775	983,932
		9,680,860
Professional Services — 3.2%
Barrett Business Services, Inc.	6,500	495,690
CACI International, Inc. (Class A Stock)*	12,671	3,321,069
Heidrick & Struggles International, Inc.	67,475	3,011,409
Huron Consulting Group, Inc.*	53,590	2,786,680
KBR, Inc.	81,950	3,228,830
Kelly Services, Inc. (Class A Stock)	121,427	2,292,542
Korn Ferry	101,698	7,358,867
TrueBlue, Inc.*	51,825	1,403,421
		23,898,508
Real Estate Management & Development — 1.4%
Kennedy-Wilson Holdings, Inc.	17,900	374,468
Newmark Group, Inc. (Class A Stock)	569,566	8,150,489
Realogy Holdings Corp.*	109,775	1,925,454
		10,450,411
Road & Rail — 0.6%
ArcBest Corp.	43,928	3,591,993
Avis Budget Group, Inc.*(a)	3,900	454,389
Werner Enterprises, Inc.(a)	14,200	628,634
		4,675,016
Semiconductors & Semiconductor Equipment — 1.0%
Alpha & Omega Semiconductor Ltd.*	14,500	454,865
Amkor Technology, Inc.	25,100	626,245
Cohu, Inc.*	23,300	744,202
MACOM Technology Solutions Holdings, Inc.*	32,343	2,098,090
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Photronics, Inc.*	57,450	$783,044
SunPower Corp.*(a)	91,000	2,063,880
Veeco Instruments, Inc.*(a)	28,200	626,322
		7,396,648
Software — 0.7%
Alkami Technology, Inc.*(a)	14,357	354,331
Cerence, Inc.*(a)	10,600	1,018,766
Marathon Digital Holdings, Inc.*(a)	57,400	1,812,692
Verint Systems, Inc.*	11,475	513,965
Xperi Holding Corp.	67,200	1,266,048
		4,965,802
Specialty Retail — 2.1%
Aaron’s Co., Inc. (The)	9,150	251,991
Abercrombie & Fitch Co. (Class A Stock)*	30,900	1,162,767
American Eagle Outfitters, Inc.(a)	120,623	3,112,074
Bed Bath & Beyond, Inc.*(a)	38,800	670,270
Conn’s, Inc.*	11,000	251,130
Genesco, Inc.*	10,400	600,392
Murphy USA, Inc.	34,505	5,771,306
ODP Corp. (The)*	8,587	344,854
Rent-A-Center, Inc.	9,325	524,158
Signet Jewelers Ltd.(a)	17,925	1,415,358
Urban Outfitters, Inc.*	42,170	1,252,027
Zumiez, Inc.*(a)	5,256	208,979
		15,565,306
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc.*(a)	122,350	1,236,958
Super Micro Computer, Inc.*	24,600	899,622
		2,136,580
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	15,508	1,507,998
Deckers Outdoor Corp.*	5,650	2,035,130
G-III Apparel Group Ltd.*	36,700	1,038,610
Kontoor Brands, Inc.	25,800	1,288,710
Oxford Industries, Inc.	20,169	1,818,639
Steven Madden Ltd.	54,556	2,190,969
		9,880,056
Thrifts & Mortgage Finance — 3.9%
Axos Financial, Inc.*	20,600	1,061,724
Bridgewater Bancshares, Inc.*	39,100	684,641
Essent Group Ltd.	55,950	2,462,360
Flagstar Bancorp, Inc.	69,750	3,541,905
FS Bancorp, Inc.	6,700	231,887
HomeStreet, Inc.	13,775	566,841
Kearny Financial Corp.	56,800	706,024
Luther Burbank Corp.	31,225	418,727
Merchants Bancorp	326	12,867
Meta Financial Group, Inc.	27,700	1,453,696
MGIC Investment Corp.	422,817	6,325,342
Mr. Cooper Group, Inc.*	69,350	2,855,140
NMI Holdings, Inc. (Class A Stock)*	33,600	759,696

A6

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Premier Financial Corp.	8,600	$273,824
Provident Bancorp, Inc.	37,200	595,944
Provident Financial Services, Inc.	121,635	2,854,773
Radian Group, Inc.	96,150	2,184,528
Walker & Dunlop, Inc.	15,425	1,750,738
WSFS Financial Corp.	2,925	150,082
		28,890,739
Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc.*(a)	30,450	1,454,292
Boise Cascade Co.	11,800	636,964
CAI International, Inc.	17,800	995,198
DXP Enterprises, Inc.*	10,800	319,356
GMS, Inc.*	69,500	3,044,100
MRC Global, Inc.*	85,175	625,185
NOW, Inc.*	171,625	1,312,931
Rush Enterprises, Inc. (Class A Stock)	23,112	1,043,738
Veritiv Corp.*	12,150	1,088,154
WESCO International, Inc.*	26,500	3,055,980
		13,575,898
Wireless Telecommunication Services — 0.2%
Gogo, Inc.*(a)	96,200	1,664,260

Total Long-Term Investments (cost $571,028,804)		726,145,815
Short-Term Investments — 16.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	11,461,671	11,461,671
PGIM Institutional Money Market Fund (cost $106,595,679; includes $106,591,459 of cash collateral for securities on loan)(b)(wa)	106,659,675	106,595,679

Total Short-Term Investments (cost $118,057,350)		118,057,350

TOTAL INVESTMENTS—114.4% (cost $689,086,154)		844,203,165

Liabilities in excess of other assets(z) — (14.4)%		(105,948,254)

Net Assets — 100.0%		$738,254,911

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $103,149,659; cash collateral of $106,591,459 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
74	Russell 2000 E-Mini Index	Dec. 2021	$8,142,960	$(90,808)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7